CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net loss	$ (1,208,003)	$ (784,073)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	33,635	37,700
Change in assets and liabilities:
Other assets	(18)	146
Accounts payable and accrued expenses	964,918	610,678
Net cash used in operating activities	(209,468)	(135,549)
FINANCING ACTIVITIES
Proceeds from notes payable issued to related parties	87,628	115,000
Proceeds from notes payable issued to others	65,000	22,500
Proceeds from short term note	44,454	2,946
Payment of short term note	(5,155)	(2,946)
Proceeds from non-interest bearing advances from related parties	0	15,000
Payment of non-interest bearing advances from related parties	0	(15,000)
Net cash provided by financing activities	191,927	137,500
Net (decrease) increase in cash	(17,541)	1,951
Cash beginning of year	17,606	15,655
Cash end of year	65	17,606
Cash paid for interest	1,519	684
Non-cash financing activities:
Warrants included in deferred financing costs	25,100	25,100
Unpaid preferred stock dividends included in accounts payable and accrued expenses	$ 101,600	$ 101,600